Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 7,834,810		$ 6,076,672	$ 3,924,551
Depreciation expense	500	$ 100	200	100	$ 0
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,830,082		6,074,305	3,924,097
LNG terminal construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,816,238		6,060,299	3,913,975
LNG site and related costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,844		14,006	10,122
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,432		2,620	509
Accumulated depreciation	(704)		(253)	(55)
Property, plant and equipment, net	$ 4,728		$ 2,367	$ 454